Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES (note 10)	$ 930,739	$ 901,227	$ 840,982
OPERATING EXPENSES
Voyage expenses	103,643	110,483	97,584
Vessel operating expenses (notes 10 and 11)	344,128	317,576	307,960
Time-charter hire expense	56,682	56,989	74,478
Depreciation and amortization	199,006	189,364	171,730
General and administrative (notes 10, 11 and 16)	44,473	34,581	37,133
Write down and loss on sale of vessels (note 18)	76,782	24,542	37,039
Restructuring charge (note 9)	2,607	1,115	3,924
Total operating expenses	827,321	734,650	729,848
Income from vessel operations	103,418	166,577	111,134
OTHER ITEMS
Interest expense (notes 7 and 10)	(62,855)	(47,508)	(35,929)
Interest income	2,561	1,027	659
Realized and unrealized gains (losses) on derivative instruments (note 11)	34,820	(26,349)	(159,744)
Equity income(note 19)	6,731	0	0
Foreign currency exchange (loss) gain (note 11)	(5,278)	(315)	1,500
Loss on bond repurchase (note 7)	(1,759)
Other income - net	1,144	1,538	3,683
Total other items	(24,636)	(71,607)	(189,831)
Income (loss) from continuing operations before income tax (expense) recovery	78,782	94,970	(78,697)
Income tax (expense) recovery (note 12)	(2,225)	10,477	(6,679)
Net income (loss) from continuing operations	76,557	105,447	(85,376)
Net (loss) income from discontinued operations (notes 10 and 18)	(4,642)	17,568	(11,495)
Net income (loss)	71,915	123,015	(96,871)
Non-controlling interests in net income (loss) from continuing operations	(19,089)	58	18,901
Non-controlling interests in net income (loss) from discontinued operations			3,553
Non-controlling interests in net income (loss)	(19,089)	58	22,454
Preferred unitholders' interest in net income (loss) (note 15)	7,250
General Partner's interest in net income (loss)	13,674	11,055	4,396
Limited partners' interest in net income (loss) from continuing operations per common unit - basic (note 15)	$ 0.93	$ 1.26	$ (1.49)
Limited partners' interest in net income (loss) from continuing operations per common unit - diluted (note 15)	$ 0.93	$ 1.26	$ (1.49)
Limited partners' interest in net income (loss) from discontinued operations per unit - basic (note 15)	$ (0.05)	$ 0.26	$ (0.25)
Limited partners' interest in net income (loss) from discontinued operations per unit -diluted (note 15)	$ (0.05)	$ 0.26	$ (0.25)
Limited partners' interest in net income (loss)	72,305	111,902	(108,646)
Limited partners' interest in net income (loss) per common unit - basic (note 15)	$ 0.88	$ 1.52	$ (1.74)
Limited partners' interest in net income (loss) per common unit - diluted (note 15)	$ 0.88	$ 1.52	$ (1.74)
Weighted-average number of common units outstanding - basic	82,634,000	73,750,951	62,362,072
Weighted-average number of common units outstanding - diluted	82,659,179	73,750,951	62,362,072
Cash distributions declared per unit	$ 2.11	$ 2.04	$ 1.98
Continuing Operations [Member]
OTHER ITEMS
General Partner's interest in net income (loss)	14,126	12,827	3,775
Limited partners' interest in net income (loss)	76,495	92,562	(92,977)
Discontinued Operations [Member]
REVENUES (note 10)	20,238	62,967	108,079
OPERATING EXPENSES
Voyage expenses	682	16,201	27,868
Vessel operating expenses (notes 10 and 11)	3,903	14,286	19,998
Depreciation and amortization	1,236	5,267	15,980
General and administrative (notes 10, 11 and 16)	479	1,178	613
Write down and loss on sale of vessels (note 18)	(18,465)	(7,675)	(54,069)
Total operating expenses	24,765	44,607	118,528
Income from vessel operations	(4,527)	18,360	(10,449)
OTHER ITEMS
Interest expense (notes 7 and 10)	(110)	(822)	(968)
Foreign currency exchange (loss) gain (note 11)	(4)	2
Total other items	(115)	(792)	(1,046)
Net (loss) income from discontinued operations (notes 10 and 18)	(4,642)	17,568	(11,495)
General Partner's interest in net income (loss)	(452)	(1,772)	621
Limited partners' interest in net income (loss)	(4,190)	19,340	(15,669)
Dropdown Predecessor [Member]
OTHER ITEMS
Net income (loss)	$ (2,225)		$ (15,075)